Deposits	12 Months Ended
Dec. 31, 2022
Deposits

(7) Deposits

Deposits as of December 31, 2022 and 2021 and related interest expense for the years ended December 31, 2022, 2021 and 2020 were as follows:

	2022	2021

	(Dollars in Thousands)
Deposits:
Demand - non-interest bearing
Domestic	$4,744,299	$4,805,999
Foreign	1,101,756	1,032,527
Total demand non-interest bearing	5,846,055	5,838,526
Savings and interest-bearing demand
Domestic	3,448,717	3,555,279
Foreign	1,297,051	1,035,269
Total savings and interest-bearing demand	4,745,768	4,590,548
Time, certificates of deposit $100,000 or more
Domestic	652,073	794,757
Foreign	892,619	866,160
Less than $100,000
Domestic	276,660	286,499
Foreign	246,832	241,387
Total time, certificates of deposit	2,068,184	2,188,803
Total deposits	$12,660,007	$12,617,877

	2022	2021	2020

	(Dollars in Thousands)
Interest expense:
Savings and interest-bearing demand
Domestic	$9,196	$3,268	$5,098
Foreign	3,490	842	1,260
Total savings and interest-bearing demand	12,686	4,110	6,358
Time, certificates of deposit $100,000 or more
Domestic	5,528	6,652	8,827
Foreign	3,867	3,452	7,536
Less than $100,000
Domestic	1,027	984	1,781
Foreign	735	567	1,086
Total time, certificates of deposit	11,157	11,655	19,230
Total interest expense on deposits	$23,843	$15,765	$25,588

Scheduled maturities of time deposits as of December 31, 2022 were as follows:

Total
(in thousands)
2023	$1,922,183
2024	113,090
2025	19,939
2026	11,575
2027	1,390
Thereafter	7
Total	$2,068,184

Scheduled maturities of time deposits in amounts of $100,000 or more at December 31, 2022, were as follows:

Total
(in thousands)
Due within 3 months or less	$692,708
Due after 3 months and within 6 months	341,445
Due after 6 months and within 12 months	411,772
Due after 12 months	98,767
$1,544,692

Time deposits that meet or exceed the FDIC insurance limit of $250,000 at December 31, 2022 and December 31, 2021 were $1,004,870,000 and $1,125,318,000, respectively.